Inventory (Tables)	3 Months Ended
Jan. 31, 2022
Inventories [Abstract]
Schedule of inventory

	January 31, 2022	October 31, 2021
	$	$

Raw material	1,722,222	850,416
Finished goods	1,158,825	347,391
	2,881,047	1,197,807